Customer Advances In Excess Of Costs Incurred On Contracts In Progress (Tables)	12 Months Ended
Dec. 31, 2017
Costs in Excess of Billings on Uncompleted Contracts or Programs [Abstract]
Schedule Of Customer Advances

	December 31,
	2017	2016
Advances received	$639,328	$652,372
Less -
Advances presented under long-term liabilities	133,649	174,529
Advances deducted from inventories	52,596	65,418
	453,083	412,425
Less -
Costs incurred on contracts in progress (See Note 5)	34,523	65,032
	$418,560	$347,393